Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The Company has the following delivery installment commitments as at June 30, 2021:

	June 30, 2021	December 31, 2020
(in $ millions)
Delivery installments for jack-up drilling rigs	621.0	621.0
Back-end fees	9.0	9.0
Total	630.0	630.0
The back-end fee is only payable and will be included as part of the cost price if we choose to accept delivery financing from Keppel. In addition, under the PPL Financing, PPL is entitled to certain fees payable in connection with the increase in the market value of the relevant PPL Rig Owner from October 31, 2017 until the repayment date, less the relevant rig owner's equity cost of ownership of each rig and any interest paid on the delivery financing.
The following table sets forth when our commitments fall due as of June 30, 2021:

(In $ millions)	Less than 1 year	2 years	3 years	Thereafter	Total
Delivery installments for jack-up rigs	—	153.4	467.6	—	621.0
In connection with the amendments to our credit arrangements in January 2021, the delivery dates for the five undelivered rigs from Keppel were postponed by one year, until 2023 (see note 15).

The back-end fees are excluded from the maturity table above as they are only payable if we choose to accept the delivery financing from Keppel.

Other commercial commitments
We have other commercial commitments which contractually obligate us to settle with cash under certain circumstances. Surety bonds and parent company guarantees entered into between certain customers and governmental bodies guarantee our performance regarding certain drilling contracts, customs import duties and other obligations in various jurisdictions.
The Company has the following guarantee commitments as at June 30, 2021:

	June 30, 2021	December 31, 2020
(in $ millions)
Surety bonds, bank guarantees and performance bonds (1)	29.5	43.3
Performance guarantee to Opex (2)	5.9	5.9
Total	35.4	49.2
(1) During the six months ended June 30, 2021, the rig "Frigg" was exported from Nigeria and subsequently the customs bond was cancelled, resulting in a $12.1 million decrease.
(2) We have recognized a liability of $5.9 million for the performance guarantee provided to Opex (see note 6).
As at June 30, 2021, the expected expiration dates of our obligations are as follows:

(In $ millions)	Less than 1 year	1–3 years	3–5 years	Thereafter	Total
Surety bonds and other guarantees	27.0	—	2.5	—	29.5
Performance guarantee to Opex	—	5.9	—	—	5.9
Total	27.0	5.9	2.5	—	35.4
Assets pledged as collateral

	June 30, 2021	December 31, 2020
(in $ millions)
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,783.5	2,822.3